SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
VIEs
Noncontrolling interest
Profit or loss allocated to the noncontrolling interest	$ 0
Threshold amount of VAT to be incurred for reporting as a deduction to revenue	7,143,000
VIE subsidiaries
Noncontrolling interest
Threshold amount of VAT to be incurred for reporting as a deduction to revenue	$ 1,837,000